Borrowings (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Short-term Debt [Line Items]
Maximum balance of short-term borrowings	$ 13,863
Percentage of repurchase agreements collateralized by Government securities	100.00%
Carrying value of pledged assets	31,921	30,785
Maximum borrowing capacity with the Federal Home Loan Bank of Pittsburgh ("FHLB")	135,454
Amount outstanding with Federal Home Loan Bank ("FHLB")	8,400
Maximum borrowing capacity under the credit facility without the purchase of additional stock	2,021
Line of credit facility, revolving line of credit, maximum borrowing capacity		20,000
Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Carrying value of pledged assets	$ 8,919